SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details
Net Income (Loss)	$ (68,093)	$ (10,517)	$ (97,708)	$ (33,007)	$ (61,354)	$ (73,287)
Weighted average common shares outstanding – basic			10,360,000	10,360,000
Dilution associated with stock subscription
Weighted average common shares outstanding – diluted			10,360,000	10,360,000
Loss per share			$ (0.009)	$ (0.003)